Other assets	12 Months Ended
Dec. 31, 2011
Other assets

6. Other assets

	December 31, 2010
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB

Golf club membership	4,353,859	—	4,353,859

	December 31, 2011
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB

Golf club membership	4,353,859	(142,361)	4,211,498

In December 2010, the Group purchased two golf club memberships from third parties at a total consideration of RMB4,353,859. The golf club memberships are amortized over the remaining useful life until July 2041. For the year ended December 31, 2011, amortization expense of RMB142,361 was recognized.

For the years presented, the Company did not recognize any impairment charge. The Company estimates amortization expenses for each of the succeeding five years as follows:

2012	142,361
2013	142,361
2014	142,361
2015	142,361
2016	142,361

Total	711,805